Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 84,859,915	$ 26,720,158	$ 41,056,314
Restricted cash		306,082	288,309
Account receivable, net	23,373,969	10,979,821	2,506,398
Prepaid expense and other assets	4,942,285	5,391,736
Property and equipment, net	4,211,051	1,943,550
Other non-current assets	555,922	554,278
TOTAL ASSETS	118,443,174	46,261,022
LIABILITIES
Accounts payable	24,780,899	5,432,505
Short-term borrowing		1,951,062
Accrued salary and benefits	4,535,133	3,244,931
Accrued expenses and other current liabilities	3,582,160	2,422,313
Deferred revenue	344,361	521,640
Total LIABILITIES	34,120,379	14,814,770
Total revenue	134,109,632	37,334,966	11,030,079
Operating loss	10,002,988	(23,972,489)	(30,530,855)
Net Profit (loss)	10,147,465	(23,660,913)	(30,706,599)
Net cash (used in) provide by operating activities	23,106,005	(28,049,152)	(28,435,452)
Net cash used in investing activities	(3,655,042)	(1,758,412)	(831,393)
Net cash provided by (used in) financing activities	40,169,171	14,401,620	51,306,960
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	1,114,076	2,485,998
Restricted cash		306,082
Account receivable, net	2,273,325	2,065,324
Prepaid expense and other assets	2,613,413	3,665,503
Property and equipment, net	56,555	1,951
Other non-current assets	1,759
TOTAL ASSETS	6,059,128	8,524,858
LIABILITIES
Accounts payable	570,504	107,568
Short-term borrowing		790,816
Accrued salary and benefits	416,749	269,245
Accrued expenses and other current liabilities	518,357	951,817
Deferred revenue	157,793	276,812
Total LIABILITIES	1,663,403	2,396,258
Total revenue	9,542,004	8,353,270	4,070,864
Operating loss	(105,639)	(280,269)	(87,032)
Net Profit (loss)	(84,565)	(297,852)	(82,688)
Net cash (used in) provide by operating activities	672,355	(2,645,362)	(1,574,360)
Net cash used in investing activities	(59,498)	(1,734)
Net cash provided by (used in) financing activities	$ (810,537)	$ 45,673	$ 716,773
Percentage of consolidated net revenues	7.00%	22.00%	37.00%
Percentage of consolidated total assets	5.00%	18.00%
Percentage of consolidated total liabilities	5.00%	16.00%